RESTRUCTURING (Tables)	12 Months Ended
Dec. 31, 2017
Restructuring And Related Activities [Abstract]
Restructuring Costs Incurred and Future Cost Expected to be Incurred
	Year ended December 31,		Incurred from inception to
	2016	2015	December 31, 2017
	(In thousands)
Americas Restructuring	$(1,350)	$2,308	$6,883

McDermott Profitability Initiative
Severance and other personnel-related costs	2,590	15,217	17,807
Asset impairment and disposal	-	7,471	7,471
Legal and other advisor fees	222	7,414	11,639
Other	2,436	7,609	10,045
	5,248	37,711	46,962
Additional Overhead Reduction
Severance and other personnel-related costs	5,012	-	5,012
Legal and other advisor fees	1,968	800	2,768
Other	385	-	385
	7,365	800	8,165

Total	$11,263	$40,819	$62,010